CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.05	₪ 0.05
Ordinary shares, shares authorized	90,000,000	60,000,000
Ordinary shares, shares issued	57,931,770	56,293,017
Ordinary shares, shares outstanding	46,987,757	46,347,403
Treasury stock, ordinary shares	10,944,013	9,945,614